LEASE LIABILITY AND RIGHT OF USE ASSET	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
LEASE LIABILITY AND RIGHT OF USE ASSET [Text Block]

17. LEASE LIABILITY AND RIGHT OF USE ASSET

The Company subleases corporate office in New York, NY under a lease agreement dated December 1, 2017, and the lease expires on June 30, 2023. A summary of the changes in the right-of-use asset for the year ended December 31, 2021 and 2020 is as follows:

Right-of-Use Asset
Cost
Balance at December 31, 2019	433
Additions	69
Balance at December 31, 2020	502
Additions	-
Balance at December 31, 2021	502
Accumulated Depreciation
Balance at December 31, 2019	221
Depreciation	88
Balance at December 31, 2020	309
Depreciation	84
Balance at December 31, 2021	393

Carrying Amounts
Balance at December 31, 2020	193
Balance at December 31, 2021	109

On December 1, 2017, the Company entered into operating lease agreement which resulted in the lease liability of $131 (undiscounted value of $135, discount rate 4%). This liability represents the monthly lease payment from January 1, 2022 to June 30, 2023. A summary of changes in the lease liability during the years ended December 31, 2021 and December 31, 2020 are as follows:

	December 31, 2021	December 31, 2020
Maturity analysis - contractual undiscounted cash flows
Less than one year	94	90
One year to five years	41	181
More than five years	-	-
Total undiscounted lease liabilities	135	271
Lease liabilities included in the balance sheet	131	215
Current	91	85
Non-current	40	130

The following is a schedule of the Company's future lease payments (base rent portion) under lease obligations:

Future lease payments
Fiscal 2022 (Jan 1, 2022 to Dec 31, 2022)	94
Fiscal 2023 (Jan 1, 2023 to June 30, 2023)	41
Total undiscounted lease payments	135
Less: imputed interest	(4)
Lease liability as at December 31, 2021	131